Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 410,329,309		¥ 203,984,074
Less: allowance for doubtful accounts	0		0
Accounts receivable, net	¥ 410,329,309	$ 59,771,203	¥ 203,984,074